Condensed Issuer, Guarantor and Non Guarantor Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Current assets
Cash and cash equivalents	$ 9,534	$ 15,032	$ 20,029	$ 10,773
Restricted cash	10,123	10,322
Accounts receivable	52,271	76,841
Inventories	125,144	132,195
Deferred income taxes	12,386	16,019
Other current assets	8,337	7,788
Total current assets	217,795	258,197
Property, plant and equipment, net	371,868	371,574
Goodwill	89,073	90,847
Other intangible assets	21,000	26,344
Other assets	34,452	29,360
Total assets	734,188	776,322
Current liabilities
Current maturities of long-term debt	11,342	7,538
Accounts payable - trade	20,608	27,558
Accrued liabilities	54,007	51,631
Total current liabilities	85,957	86,727
Long-term debt, less current maturities	566,645	521,475
Deferred income taxes	52,443	96,674
Other liabilities	36,733	21,578
Total liabilities	741,778	726,454
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(9,483)	48,276
Noncontrolling interest	1,893	1,592
Total (deficit) equity	(7,590)	49,868	(53,070)	(98,872)
Total liabilities and (deficit) equity	734,188	776,322
New Enterprise Stone & Lime Co., Inc.
Current assets
Cash and cash equivalents	31	7,106	5,058	537
Restricted cash	1,174	1,379
Accounts receivable	39,128	61,891
Inventories	109,032	114,888
Deferred income taxes	11,425	14,912
Other current assets	6,992	7,434
Total current assets	167,782	207,610
Property, plant and equipment, net	350,656	345,461
Goodwill	83,228	85,002
Other intangible assets	8,093	10,904
Investment in subsidiaries	81,430	82,166
Intercompany receivables	279	280
Other assets	33,252	29,360
Total assets	724,720	760,783
Current liabilities
Current maturities of long-term debt	11,175	7,671
Accounts payable - trade	18,343	24,239
Accrued liabilities	37,640	38,594
Total current liabilities	67,158	70,504
Intercompany payables	19,984	16,310
Long-term debt, less current maturities	559,915	514,191
Obligations under capital leases, less current installments	7,589	7,285
Deferred income taxes	43,834	82,772
Other liabilities	35,723	21,445
Total liabilities	734,203	712,507
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(9,483)	48,276
Total (deficit) equity	(9,483)	48,276
Total liabilities and (deficit) equity	724,720	760,783
Guarantor Subsidiaries
Current assets
Cash and cash equivalents	19	476	1,472	675
Restricted cash	105	102
Accounts receivable	13,129	14,933
Inventories	16,112	17,307
Deferred income taxes	961	1,107
Other current assets	1,317	326
Total current assets	31,643	34,251
Property, plant and equipment, net	21,212	25,947
Goodwill	5,845	5,845
Other intangible assets	12,907	15,440
Intercompany receivables	19,984	16,310
Other assets	1,200
Total assets	92,791	97,793
Current liabilities
Accounts payable - trade	2,044	3,166
Accrued liabilities	5,135	3,309
Total current liabilities	7,179	6,475
Deferred income taxes	8,609	13,902
Other liabilities	1,010	133
Total liabilities	16,798	20,510
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	75,993	77,283
Total (deficit) equity	75,993	77,283
Total liabilities and (deficit) equity	92,791	97,793
Non Guarantors
Current assets
Cash and cash equivalents	9,484	7,450	13,499	9,561
Restricted cash	8,844	8,841
Accounts receivable	14	17
Net investment in lease	634	610
Other current assets	28	28
Total current assets	19,004	16,946
Property, plant and equipment, net	7,589	7,451
Total assets	26,593	24,397
Current liabilities
Current maturities of long-term debt	801	477
Accounts payable - trade	221	153
Accrued liabilities	11,232	9,728
Total current liabilities	12,254	10,358
Intercompany payables	279	280
Long-term debt, less current maturities	6,730	7,284
Total liabilities	19,263	17,922
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	5,437	4,883
Noncontrolling interest	1,893	1,592
Total (deficit) equity	7,330	6,475
Total liabilities and (deficit) equity	26,593	24,397
Eliminations
Current assets
Net investment in lease	(634)	(610)
Total current assets	(634)	(610)
Property, plant and equipment, net	(7,589)	(7,285)
Investment in subsidiaries	(81,430)	(82,166)
Intercompany receivables	(20,263)	(16,590)
Total assets	(109,916)	(106,651)
Current liabilities
Current maturities of long-term debt	(634)	(610)
Total current liabilities	(634)	(610)
Intercompany payables	(20,263)	(16,590)
Obligations under capital leases, less current installments	(7,589)	(7,285)
Total liabilities	(28,486)	(24,485)
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(81,430)	(82,166)
Total (deficit) equity	(81,430)	(82,166)
Total liabilities and (deficit) equity	$ (109,916)	$ (106,651)